Organization and Principal Activities (Tables)	6 Months Ended
Mar. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Company’s Major Subsidiaries

As of the date of the financial statement, the Company’s major subsidiaries are as follows:

Name	Date of Incorporation	Percentage of effective ownership	Principal Activities
Wholly owned subsidiaries
Linkage Holding (Hong Kong) Limited (“Linkage Holding”)*	April 13, 2022	100%	Investing holding company
Extend Co., Limited (“EXTEND”)	June 23, 2011	100%	Cross-border sales
Linkage Electronic Commerce Limited (“Linkage Electronic”)	March 11, 2022	100%	Cross-border sales
HQT Network Co., Limited (“HQT NETWORK”)	December 8, 2016	100%	Integrated E-commerce training services
Linkage (Fujian) Network Technology Limited (“Linkage Tech” or “WFOE”)	November 24, 2022	100%	Investing holding company
Fujian Chuancheng Internet Technology Limited (formerly known as “Fujian Haishi Cross border Education Technology Limited”)	March 2, 2021	100%	Integrated E-commerce training services
Fujian Chuancheng Digital Technology Limited	June 1, 2021	100%	Cross-border sales

*	Linkage Holding began operations since 2023 as an investing holding company.